Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets, net
Intangible assets, net				$ 9,287	¥ 60,424
Estimated amortization expenses for each of five succeeding fiscal years
2018					6,197
2019					6,197
2020					6,197
2021					6,197
2022					6,197
2023 and after					29,439
Total					60,424
Customer relationships
Intangible assets, net
Intangible assets, gross					61,973
Less: Accumulated amortization					(1,549)
Intangible assets, net					¥ 60,424
COE Business | Customer relationships
Intangible assets, net
Amortization expenses	¥ 1,549	¥ 0	¥ 0